Acquisitions (Narrative) (Details) - USD ($)		12 Months Ended
	Sep. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 14, 2017
Business Acquisition [Line Items]
Payments to acquire business		$ 0	$ 1,325,759,000	$ 25,394,000
Proceeds from issuance of Class A convertible preferred units, net		0	726,419,000	$ 0
Class A Convertible Preferred Stock Units
Business Acquisition [Line Items]
Private placement of convertible preferred units	$ 750,000,000
Class A Convertible Preferred Stock Units | Private Placement
Business Acquisition [Line Items]
Private placement of convertible preferred units	750,000,000
6.500% senior unsecured notes
Business Acquisition [Line Items]
Debt issued, aggregate principal amount		550,000,000	550,000,000
Alkali Business
Business Acquisition [Line Items]
Payments to acquire business	1,325,000,000
Payment to acquire business, working capital	$ 105,000,000
Acquisition related costs		$ 2,000,000.0	$ 12,000,000.0
Alkali Business | Minimum
Business Acquisition [Line Items]
Estimated useful lives of property and equipment acquired	2 years
Alkali Business | Maximum
Business Acquisition [Line Items]
Estimated useful lives of property and equipment acquired	30 years
Alkali Business | Class A Convertible Preferred Stock Units | Private Placement
Business Acquisition [Line Items]
Private placement of convertible preferred units	$ 750,000,000
Proceeds from issuance of Class A convertible preferred units, net	726,400,000
Alkali Business | 6.500% senior unsecured notes
Business Acquisition [Line Items]
Debt issued, aggregate principal amount	$ 550,000,000				$ 550,000,000
Debt instrument, stated rate	6.50%				6.50%
Proceeds from issuance of debt, net of discount	$ 540,100,000